Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2011
Business Description and Basis of Presentation [Text Block]
1.           Basis of Presentation and General Information

Euroseas Ltd. (the "Company") was formed on May 5, 2005 under the laws of the Republic of the Marshall Islands to consolidate the beneficial owners of the ship owning companies in existence at that time (see list below). On June 28, 2005, the beneficial owners exchanged all their shares in the ship-owning companies for shares in Friends Investment Company Inc., a newly formed Marshall Islands company.  On June 29, 2005, Friends Investment Company Inc. then exchanged all the shares in the ship-owning companies for shares in Euroseas Ltd., thus, becoming the sole shareholder of Euroseas Ltd.

The operations of the vessels are managed by Eurobulk Ltd. (the "manager"), a corporation controlled by members of the Pittas family.  The Pittas family is the controlling shareholders of Friends Investment Company Inc. which owns 35.4% of the Company's shares and of Eurobulk Marine Holdings Inc. which owns another 1.3% of the Company's shares as of December 31, 2011.

The manager has an office in Greece located at 4, Messogiou & Evropis Street, Maroussi, Athens, Greece. The manager provides the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services, as well as executive management services, in consideration for fixed and variable fees (see Note 8).

The Company is engaged in the ocean transportation of dry bulk and containers through ownership and operation of dry bulk and container carriers owned by the following ship-owning companies:

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Oceanopera Shipping Ltd. incorporated in Cyprus on June 26, 1995, owner of the Cyprus flag 34,750 DWT bulk carrier M/V "Nikolaos P", which was built in 1984 and acquired on July 22, 1996. M/V "Nikolaos P" was sold in February 2009.

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Alcinoe Shipping Ltd. incorporated in Cyprus on March 20, 1997, owner of the Cyprus flag 26,354 DWT bulk carrier M/V "Pantelis P", which was built in 1981 and acquired on June 4, 1997.  M/V "Pantelis P" was sold on May 31, 2006.  On February 22, 2007, Alcinoe Shipping Ltd. acquired the 38,691 DWT Cyprus flag drybulk carrier M/V "Gregos", which was built in 1984.  On June 13, 2007, M/V Gregos was transferred to Gregos Shipping Limited incorporated in the Marshall Islands and its flag was changed to the flag of the Marshall Islands. M/V "Gregos" was sold in December 2009.

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Allendale Investment S.A. incorporated in Panama on January 22, 2002, owner of the Panama flag 18,154 DWT / 1,169 twenty-foot equivalent ("TEU" – a measure of carrying capacity in containers) container carrier M/V "Kuo Hsiung", which was built in 1993 and acquired on May 13, 2002.

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Alterwall Business Inc. incorporated in Panama on January 15, 2001, owner of the Panama flag 18,253 DWT / 1,169 TEU container carrier M/V "Ninos" (previously named M/V "Quingdao I") which was built in 1990 and acquired on February 16, 2001.

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Diana Trading Ltd. incorporated in the Marshall Islands on September 25, 2002, owner of the Marshall Islands flag 69,734 DWT bulk carrier M/V "Irini", which was built in 1988 and acquired on October 15, 2002.

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Salina Shipholding Corp., incorporated in the Marshall Islands on October 20, 2005, owner of the Marshall Islands flag 29,693 DWT / 2,098 TEU container carrier M/V "Artemis", which was built in 1987 and acquired on November 25, 2005.  M/V "Artemis" was sold in December 2009.

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Xenia International Corp., incorporated in the Marshall Islands on April 6, 2006, owner of the Marshall Islands flag 22,568 DWT / 950 TEU multipurpose M/V "Tasman Trader", which was built in 1990 and acquired on April 27, 2006.  On March 7, 2012, the vessel was renamed M/V "Anking".

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Prospero Maritime Inc., incorporated in the Marshall Islands on July 21, 2006, owner of the Marshall Islands flag 69,268 DWT dry bulk M/V "Aristides N.P.", which was built in 1993 and acquired on September 4, 2006.

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Xingang Shipping Ltd., incorporated in Liberia on October 16, 2006, owner of the Liberian flag 23,596 DWT / 1,599 TEU container carrier M/V "YM Xingang I" , which was built in February 1993 and acquired on November 15, 2006. On July 11, 2009, the vessel was renamed M/V "Mastro Nicos" and on November 5, 2009, it was renamed M/V "YM Port Kelang". On October 25, 2011 the vessel was renamed M/V "Marinos".

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Manolis Shipping Ltd., incorporated in the Marshall Islands on March 16, 2007, owner of the Marshall Islands flag 20,346 DWT / 1,452 TEU container carrier M/V "Manolis P", which was built in 1995 and acquired on April 12, 2007.

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Eternity Shipping Company, incorporated in the Marshall Islands on May 17, 2007, owner of the Marshall Islands flag 30,007 DWT / 1,742 TEU container carrier M/V "Clan Gladiator", which was built in 1992 and acquired on June 13, 2007. On May 9, 2008, M/V "Clan Gladiator" was renamed M/V "OEL Transworld" and on August 31, 2009 the vessel was renamed M/V "Captain Costas".

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Emmentaly Business Inc., incorporated in Panama on July 4, 2007, owner of the Panamanian flag 33,667 DWT / 1,932 TEU container carrier M/V "Jonathan P", which was built in 1990 and acquired on August 7, 2007. On April 16, 2008, M/V "Jonathan P" was renamed M/V "OEL Integrity"; on March 5, 2009, the vessel was renamed again M/V "Jonathan P" upon the expiration of its charter with Orient Express Lines. M/V "Jonathan P" was sold on March 16, 2012.

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Pilory Associates Corp., incorporated in Panama on July 4, 2007, owner of the Panamanian flag 33,667 DWT / 1,932 TEU container carrier M/V "Despina P", which was built in 1990 and acquired on August 13, 2007.

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Tiger Navigation Corp., incorporated in Marshall Islands on August 29, 2007, owner of the Marshall Islands flag 31,627 DWT / 2,228 TEU container carrier M/V "Tiger Bridge", which was built in 1990 and acquired on October 4, 2007.

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Trust Navigation Corp., incorporated in Liberia on October 1, 2007, owner of the Liberian flag 64,873 DWT bulk carrier M/V "Ioanna P", which was built in 1984 and acquired on November 1, 2007. M/V "Ioanna P" was sold in January 2009.

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Noumea Shipping Ltd, incorporated in Marshall Islands on May 14, 2008, owner of the Marshall Islands flag 34,677 DWT / 2,556 TEU container carrier M/V "Maersk Noumea", which was built in 2001 and acquired on May 22, 2008.

•	Saf-Concord Shipping Ltd., incorporated in Liberia on June 8, 2008, owner of the Liberian flag 46,667 DWT bulk carrier M/V "Monica P", which was built in 1998 and acquired on January 19, 2009.

•	Eleni Shipping Ltd., incorporated in Liberia on February 11, 2009, owner of the Liberian flag 72,119 DWT bulk carrier M/V "Eleni P", which was built in 1997 and acquired on March 6, 2009.

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Pantelis Shipping Ltd., incorporated in the Republic of Malta on July 2, 2009, owner of the Maltese flag 74,020 DWT bulk carrier M/V "Pantelis" which was built in 2000 and acquired on July 23, 2009. On December 15, 2009, ownership of the vessel was transferred to Pantelis Shipping Corp., incorporated in Liberia, and the vessel changed its flag to the Liberian flag.

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Aggeliki Shipping Ltd., incorporated in the Republic of Liberia on May 21, 2010, owner of the Liberian flag 30,306 DWT / 2008 TEU container carrier M/V "Aggeliki P" which was built in 1998 and acquired on June 21, 2010.

During the years ended December 31, 2009, 2010 and 2011, the following charterers individually accounted for more than 10% of the Company's voyage and time charter revenues as follows:

	Year ended December 31,
Charterer	2009	2010	2011

A (Maersk Lines)	10.25%	14.95%	15.73%
B (Klaveness)	16.84%	30.29%	13.59%
C (Orient Express Lines)	10.33%	-%	4.57%
D (Sun Express)	-	10.10%	-